Long-Term Debt - Additional Information (Detail)		1 Months Ended		3 Months Ended	12 Months Ended
	Jul. 31, 2017 USD ($)	Sep. 30, 2018 USD ($)	Aug. 31, 2017 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2017 USD ($)
2017 Credit Facility
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity						$ 750,000,000
Line of credit facility, current borrowing capacity		$ 675,000,000		$ 750,000,000		$ 200,000,000
Line of credit facility, outstanding borrowings				602,600,000	$ 514,600,000
Weighted average interest rate on borrowings					5.21%
Increase in borrowing base				$ 400,000,000
Percentage of projected production hedged, first rolling 30 months				80.00%	80.00%
Percentage of projected production hedged, second rolling 30 months				80.00%	80.00%
Borrowings outstanding threshold percentage				50.00%	50.00%
Minimum future production hedge percentage				50.00%	50.00%
Debt to EBITDAX Ratio				4.00	4.00
Current assets to current liabilities				1.00	1.00
2017 Credit Facility | Level I
Line of Credit Facility [Line Items]
Commitment Fee				0.375%	0.375%
2017 Credit Facility | Level II
Line of Credit Facility [Line Items]
Commitment Fee				0.375%	0.375%
2017 Credit Facility | Letter of credit
Line of Credit Facility [Line Items]
Line of credit facility, outstanding borrowings				$ 0	$ 0
2017 Credit Facility | Secured
Line of Credit Facility [Line Items]
Increase in borrowing base				$ 250,000,000
2017 Credit Facility | LIBOR Margin
Line of Credit Facility [Line Items]
Margin percentage				1.00%
2017 Credit Facility | LIBOR Margin | Level I
Line of Credit Facility [Line Items]
Margin percentage				2.00%	2.00%
2017 Credit Facility | LIBOR Margin | Level II
Line of Credit Facility [Line Items]
Margin percentage				2.25%	2.25%
2017 Credit Facility | ABR Margin
Line of Credit Facility [Line Items]
Reduction of applicable margin rate					0.25%
2017 Credit Facility | ABR Margin | Level I
Line of Credit Facility [Line Items]
Margin percentage				1.00%	1.00%
2017 Credit Facility | ABR Margin | Level II
Line of Credit Facility [Line Items]
Margin percentage				1.25%	1.25%
2017 Credit Facility | Federal funds effective rate
Line of Credit Facility [Line Items]
Margin percentage				0.50%
Amended 2017 Credit Facility
Line of Credit Facility [Line Items]
Increase in borrowing base		$ 500,000,000
Amended 2017 Credit Facility | Level I
Line of Credit Facility [Line Items]
Commitment Fee		0.375%
Amended 2017 Credit Facility | LIBOR Margin
Line of Credit Facility [Line Items]
Reduction of applicable margin rate		0.25%
Margin percentage		1.00%
Amended 2017 Credit Facility | Federal funds effective rate
Line of Credit Facility [Line Items]
Margin percentage		0.50%
Citizen 2017 Credit Facility
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	$ 500,000,000
Line of credit facility, current borrowing capacity	$ 82,500,000
Line of credit facility, expiration period	2 years
Outstanding borrowing, amount repaid			$ 20,300,000